Note 5 - Federal Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 94-2156203 002 [Member]
Notes to Financial Statements
EBP, Tax Status [Text Block]
5.	FEDERAL INCOME TAX STATUS

The Plan Sponsor adopted a Prototype Non-Standardized Pre-Approved Profit Sharing Plan/CODA/ESOP (“Prototype Plan”). The adoption of the Prototype Plan became effective January 1, 2022. The Prototype Plan received an IRS opinion letter dated June 30, 2020 stating that the Prototype Plan is acceptable under section 401 and 4975(e)(7) of the Internal Revenue Code for use by employers for the benefit of their employees.

Accounting principles generally accepted in the United States of America require plan management to evaluate tax positions taken by the Plan. Management evaluated the Plan's tax positions and concluded that the Plan had maintained its tax exempt status and had taken no uncertain tax positions that require recognition or disclosure in the financial statements. Therefore, no provision or liability for income taxes has been included in the financial statements. With few exceptions, the Plan is no longer subject to income tax examinations by the U.S. federal, state, or local tax authorities for years before 2022.